NOTE 3 - ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 1,538,793	$ 298,304
Allowance for doubtful accounts
Accounts Receivable, Net	1,538,793	298,304
Bad debt expense